Schedule of Stock Options Valuation Assumptions (Details) - $ / shares	1 Months Ended		3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Dec. 12, 2022	Dec. 31, 2023
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor		Predecessor	Successor
Expected term (years)			6 years
Expected dividends			0.00%	0.00%	0.00%
Minimum [Member]
Fair value of common stock on date of grant			$ 2.11	$ 2.27	$ 152.50
Risk free interest rate			3.53%	1.68%	3.53%
Expected term (years)				3 years 6 months 10 days	5 years
Expected volatility			120.00%	111.00%	120.00%
Maximum [Member]
Fair value of common stock on date of grant			$ 2.23	$ 3.00	$ 791.00
Risk free interest rate			4.27%	3.01%	4.27%
Expected term (years)				6 years	6 years
Expected volatility			122.00%	119.00%	123.00%